Note 8 - Disclosure of Financial Instruments and Risk Management (Details Textual) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest expense	€ 923	€ 2,645	€ 4,781	€ 2,040	€ 702
Trade and other receivables denominated in foreign currency			0
Total equity	€ 62,149	(26,882)	83,439	(5,026)	(18,568)	€ (13,786)
Total financial liabilities at fair value through profit or loss			0	6,859
Repayments of borrowings		€ 185	2,187	2,327	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total losses (gains) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities			(16)	21
Level 3 of fair value hierarchy [member] | Mandatory convertible notes [member]
Statement Line Items [Line Items]
Total losses (gains) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities			16	21	0
Interest rate risk [member]
Statement Line Items [Line Items]
Interest expense			156	49	€ 0
Credit risk [member]
Statement Line Items [Line Items]
Repayments of borrowings			€ 0	€ 1,662